Contingencies and Commitments (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Leases [Table Text Block]
Annual future minimum lease payments under operating leases for facilities, net of sublease income, and capital leases for equipment as of June 30, 2013 are as follows:

Fiscal Year Ending June 30,	Operating Leases for Facilities, Net of Sublease Income	Capital Leases for Equipment
2014	$398,351	$328,116
2015	392,827	325,306
2016	331,177	89,925
2017	271,700	22,481
2018	271,700	-
Thereafter	407,550	-
Total minimum lease payments	$2,073,305	$765,828
Amounts representing interest		(51,322)
Total principal payments		714,506
Less: current portion		(221,461)
Long term portion		$493,045